Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, September 30, 2023 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds,
3.875%, 04/30/2025	$11,000,000	$10,776,133
3.875%, 11/30/2027	10,000,000	9,693,750
Total U.S. Treasury Securities (Cost $20,500,153)		20,469,883	1.9%

Municipal Bonds
Alabama
Alabama Housing Finance Authority,
3.500%, 08/01/2025 (Mandatory Tender Date 08/01/2024)(Insured by HUD) (1)	4,855,000	4,805,669
Black Belt Energy Gas District,
5.000%, 05/01/2053 (Mandatory Tender Date 06/01/2028) (1)	4,000,000	4,041,701
City of Oxford AL,
4.000%, 09/01/2041 (Callable 10/02/2023)(Optional Put Date 10/06/2023) (1)	5,300,000	5,300,000
Total Alabama (Cost $14,437,417)		14,147,370	1.3%

Alaska
Alaska Housing Finance Corp.:
4.000%, 06/01/2036 (Pre-refunded to 06/01/2025)	290,000	290,785
4.000%, 06/01/2036 (Callable 06/01/2025)	710,000	661,033
4.000%, 12/01/2048 (Callable 06/01/2027)	610,000	595,565
City of Valdez AK,
5.000%, 06/30/2029 (Callable 10/20/2023)	1,225,000	1,225,629
Total Alaska (Cost $2,891,520)		2,773,012	0.3%

Arizona
City of Tempe AZ:
5.000%, 07/01/2033 (Pre-refunded to 07/01/2028)	40,000	42,459
5.000%, 07/01/2034 (Pre-refunded to 07/01/2027)	165,000	172,715
5.000%, 07/01/2034 (Pre-refunded to 07/01/2028)	325,000	344,984
5.000%, 07/01/2035 (Pre-refunded to 07/01/2027)	185,000	193,650
5.000%, 07/01/2037 (Pre-refunded to 07/01/2028)	215,000	228,220
5.000%, 07/01/2038 (Pre-refunded to 07/01/2028)	350,000	371,521
Maricopa County Industrial Development Authority,
4.000%, 01/01/2045 (Callable 07/01/2030)	2,000,000	1,751,372
Total Arizona (Cost $3,301,146)		3,104,921	0.3%

Arkansas
City of Little Rock AR,
5.000%, 10/01/2034 (Pre-refunded to 04/01/2025)	2,500,000	2,545,357
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)	1,365,000	1,232,572
University of Arkansas:
5.000%, 10/01/2031 (Callable 10/01/2026)	250,000	256,323
5.000%, 11/01/2035 (Pre-refunded to 11/01/2024)	665,000	673,178
4.000%, 04/01/2037 (Callable 04/01/2029)	160,000	151,534
4.000%, 04/01/2039 (Callable 04/01/2029)	245,000	227,653
Total Arkansas (Cost $5,315,353)		5,086,617	0.5%

California
Anaheim Public Financing Authority,
0.000%, 09/01/2036 (ETM)(Insured by AGM)	11,240,000	6,557,153
Antelope Valley Community College District,
0.000%, 08/01/2034 (Pre-refunded to 02/01/2025)	150,000	95,449
Brea Redevelopment Agency:
5.000%, 08/01/2033 (Callable 08/01/2027) (5)	1,500,000	1,571,570
5.000%, 08/01/2034 (Callable 08/01/2027) (5)	1,750,000	1,831,795
Buellton Union School District,
0.000%, 02/01/2034 (Insured by AGC)	2,000,000	1,249,669
California Housing Finance Agency,
3.750%, 03/25/2035 (Insured by FHLMC)	4,875,783	4,509,882
California School Finance Authority,
6.400%, 08/01/2034 (Pre-refunded to 02/01/2024) (3)	1,000,000	1,006,726
California State University,
3.125%, 11/01/2051 (Callable 05/01/2026)(Mandatory Tender Date 11/01/2026) (1)	2,250,000	2,192,916
Carlsbad Unified School District,
0.000%, 08/01/2035 (5)	305,000	316,269
Central Basin Municipal Water District,
5.000%, 08/01/2044 (Pre-refunded to 08/01/2028)	70,000	75,321
Citrus Community College District,
5.000%, 08/01/2034 (Pre-refunded to 02/01/2024) (5)	885,000	888,687
City of Richmond CA,
0.000%, 08/01/2028 (ETM)(Insured by FGIC)	180,000	151,135
Fontana Unified School District,
0.000%, 02/01/2033 (ETM)(Insured by AGM)	460,000	321,085
Foothill-Eastern Transportation Corridor Agency:
0.000%, 01/01/2026 (ETM)	4,695,000	4,317,913
0.000%, 01/01/2028 (ETM)	3,260,000	2,803,459
0.000%, 01/01/2030 (ETM)	95,000	76,097
Freddie Mac Multifamily ML Certificates,
4.140%, 01/25/2040 (5)	2,991,753	2,623,631
Freddie Mac Multifamily Variable Rate Certificate,
2.875%, 07/25/2036	7,366,784	6,033,674
Fresno Unified School District,
0.000%, 08/01/2033 (Pre-refunded to 08/01/2026)	195,000	132,422
Gateway Unified School District,
0.000%, 03/01/2037 (ETM)(Insured by AGM)	100,000	58,805
Golden State Tobacco Securitization Corp.:
0.000%, 06/01/2026 (ETM)(Insured by AGM)	240,000	217,577
0.000%, 06/01/2028 (ETM)(Insured by AGC)	605,000	513,179
5.000%, 06/01/2028 (Pre-refunded to 06/01/2027)	425,000	448,634
3.250%, 06/01/2034 (Pre-refunded to 06/01/2025)(Insured by ST AID)	160,000	158,953
Imperial Community College District,
7.000%, 08/01/2040 (Pre-refunded to 08/01/2030)(Insured by AGM) (5)	180,000	219,588
Kingsburg Joint Union High School District,
5.000%, 08/01/2044 (Callable 08/01/2026)(Insured by AGM)	150,000	152,551
Long Beach Community College District:
0.000%, 06/01/2032 (ETM)(Insured by AGM)	1,540,000	1,107,752
0.000%, 06/01/2033 (ETM)(Insured by AGM)	1,560,000	1,074,894
Merced Union High School District,
0.000%, 08/01/2048 (Pre-refunded to 02/01/2025)(Insured by AGM)	850,000	228,930
Moreno Valley Unified School District,
0.000%, 07/01/2029 (ETM)(Insured by AGM)	75,000	60,855
Morongo Unified School District,
0.000%, 08/01/2041 (Callable 08/01/2030) (5)	260,000	246,466
Pacheco Union Elementary School District:
0.000%, 02/01/2028 (ETM)(Insured by AGM)	25,000	21,258
0.000%, 02/01/2028 (ETM)(Insured by AGM)	40,000	34,013
0.000%, 02/01/2037 (ETM)(Insured by AGM)	300,000	178,235
Pajaro Valley Unified School District,
0.000%, 08/01/2027 (ETM)(Insured by AGM)	25,000	21,751
Palmdale Elementary School District,
0.000%, 08/01/2031 (ETM)(Insured by AGM)	30,000	22,277
Paramount Unified School District,
6.375%, 08/01/2045 (Callable 02/01/2033)(Insured by AGM) (5)	325,000	375,361
Rio Hondo Community College District,
0.000%, 08/01/2042 (Callable 08/01/2034) (5)	7,140,000	8,009,707
Riverside County Redevelopment Successor Agency,
8.250%, 10/01/2031 (Pre-refunded to 10/01/2026) (5)	650,000	732,835
Roseville Joint Union High School District,
0.000%, 08/01/2034 (Callable 08/01/2026)	85,000	52,590
San Diego Unified School District:
0.000%, 07/01/2030 (ETM)	95,000	74,011
0.000%, 07/01/2034 (Callable 07/01/2025)	2,000,000	1,230,974
4.000%, 07/01/2034 (Callable 07/01/2027)	1,000,000	1,010,619
0.000%, 07/01/2039 (Callable 07/01/2025)	75,000	34,036
San Joaquin Hills Transportation Corridor Agency:
0.000%, 01/01/2027 (ETM)	1,380,000	1,229,039
0.000%, 01/01/2028 (ETM)	1,110,000	964,561
San Marcos Unified School District,
0.000%, 08/01/2036 (Pre-refunded to 02/01/2024)	55,000	28,458
San Mateo Union High School District,
0.000%, 09/01/2041 (Callable 09/01/2036) (5)	1,080,000	991,497
Solano County Community College District,
5.000%, 08/01/2024 (5)	180,000	181,719
St. Helena Unified School District,
0.000%, 08/01/2037 (Callable 10/30/2023)	25,000	12,890
State of California,
5.000%, 04/01/2042 (Callable 10/01/2027)	2,250,000	2,320,270
Sutter Union High School District:
0.000%, 08/01/2030 (Pre-refunded to 08/01/2025)	185,000	123,066
0.000%, 08/01/2036 (Pre-refunded to 08/01/2025)	75,000	32,261
0.000%, 08/01/2037 (Pre-refunded to 08/01/2025)	50,000	20,025
0.000%, 08/01/2041 (Pre-refunded to 08/01/2025)	50,000	14,997
0.000%, 08/01/2043 (Pre-refunded to 08/01/2025)	200,000	51,704
0.000%, 06/01/2050 (Pre-refunded to 08/01/2025)	700,000	107,310
Tender Option Bond Trust,
2.960%, 04/01/2043 (Callable 04/01/2025)(Optional Put Date 10/02/2023) (1)(3)	1,000,000	1,000,000
Woodlake Union High School District,
0.000%, 08/01/2033 (Insured by AGM)	1,000,000	612,983
Total California (Cost $65,238,458)		60,731,484	5.5%

Colorado
Boulder Valley School District No. Re-2,
5.000%, 12/01/2038 (Callable 06/01/2025)(Insured by ST AID)	1,225,000	1,236,747
Brush School District No. RE-2J:
5.000%, 12/01/2031 (Callable 12/01/2027)(Insured by BAM)	380,000	395,923
5.000%, 12/01/2032 (Callable 12/01/2027)(Insured by BAM)	395,000	410,628
5.000%, 12/01/2035 (Callable 12/01/2027)(Insured by BAM)	460,000	476,948
City & County of Denver CO,
5.000%, 06/01/2038 (Callable 06/01/2026)	310,000	313,515
City of Fort Lupton CO,
4.000%, 12/01/2042 (Callable 12/01/2027)(Insured by AGM)	850,000	767,998
Colorado Health Facilities Authority:
5.000%, 06/01/2047 (Pre-refunded to 06/01/2027)	5,800,000	6,043,293
3.910%, 05/15/2061 (SIFMA Municipal Swap Index + 0.550%)(Callable 02/17/2026)(Mandatory Tender Date 08/17/2026) (2)	10,000,000	9,915,654
5.000%, 05/15/2062 (Callable 02/17/2026)(Mandatory Tender Date 08/17/2026) (1)	2,875,000	2,948,463
Mesa County Valley School District No. 51,
5.500%, 12/01/2037 (Callable 12/01/2027)(Insured by ST AID)	1,000,000	1,050,345
University of Colorado,
5.000%, 06/01/2044 (Callable 06/01/2029)	285,000	292,042
Wiggins School District No. RE-50J,
4.000%, 12/01/2039 (Callable 12/01/2031)(Insured by BAM)	500,000	470,322
Total Colorado (Cost $25,240,773)		24,321,878	2.2%

Connecticut
City of Norwalk CT,
5.000%, 08/15/2036 (Callable 08/15/2030)	2,555,000	2,744,746
Connecticut Housing Finance Authority:
2.875%, 11/15/2030 (Callable 05/15/2025)	1,325,000	1,191,525
4.000%, 11/15/2045 (Callable 05/15/2028)	3,925,000	3,843,964
4.000%, 11/15/2047 (Callable 11/15/2026)	610,000	600,841
4.000%, 05/15/2049 (Callable 11/15/2028)	1,625,000	1,577,511
Connecticut State Health & Educational Facilities Authority:
5.250%, 03/01/2032 (ETM)(Insured by AGM)	100,000	108,434
3.200%, 07/01/2037 (Mandatory Tender Date 07/01/2026) (1)	2,000,000	1,940,966
2.800%, 07/01/2057 (Mandatory Tender Date 02/03/2026) (1)	6,000,000	5,784,555
State of Connecticut,
5.000%, 11/15/2036 (Callable 11/15/2032)	180,000	193,534
University of Connecticut,
5.000%, 01/15/2031 (Callable 01/15/2027)(Insured by AGM)	1,250,000	1,290,338
Total Connecticut (Cost $20,248,302)		19,276,414	1.8%

District of Columbia
District of Columbia Water & Sewer Authority,
3.380%, 10/01/2050 (Callable 10/02/2023)(Optional Put Date 10/06/2023) (1)	3,000,000	3,000,000
Total District of Columbia (Cost $3,000,000)		3,000,000	0.3%

Florida
Broward County Housing Finance Authority,
3.500%, 04/01/2041 (Callable 10/01/2025)(Mandatory Tender Date 04/01/2026)(Insured by HUD) (1)	1,000,000	974,842
City of Fort Myers FL,
4.000%, 12/01/2037 (Callable 12/01/2025)	480,000	439,505
City of Melbourne FL,
0.000%, 10/01/2026 (ETM)(Insured by FGIC)	40,000	35,659
City of Miramar FL:
5.000%, 10/01/2034 (Callable 10/01/2027)	1,000,000	1,045,385
5.000%, 10/01/2035 (Callable 10/01/2027)	1,030,000	1,078,141
City of Orlando FL,
5.000%, 11/01/2034 (Callable 11/01/2027)(Insured by AGM)	1,000,000	1,025,768
City of Tallahassee FL,
5.000%, 10/01/2035 (Callable 10/01/2024)	825,000	831,137
County of Miami-Dade FL:
0.000%, 10/01/2026 (ETM)(Insured by NATL)	50,000	44,573
0.000%, 10/01/2027 (ETM)(Insured by NATL)	330,000	284,036
5.250%, 10/01/2030 (ETM)(Insured by NATL)	4,610,000	4,974,800
Florida Housing Finance Corp.:
5.000%, 12/01/2026 (Mandatory Tender Date 12/01/2025)(Insured by HUD) (1)	2,500,000	2,521,503
1.940%, 08/01/2036 (Insured by FNMA)	5,000,000	3,686,430
4.200%, 01/01/2045 (Callable 01/01/2028)(Insured by GNMA)	2,195,000	2,006,401
3.500%, 07/01/2051 (Callable 07/01/2029)(Insured by GNMA)	840,000	809,027
Leon County - City of Tallahassee Blueprint Intergovernmental Agency,
4.000%, 10/01/2038 (Callable 10/01/2031)	4,805,000	4,536,094
Osceola County Expressway Authority:
0.000%, 10/01/2028 (ETM) (5)	150,000	163,360
0.000%, 10/01/2031 (ETM) (5)	55,000	65,176
RIB Floater Trust,
3.710%, 10/01/2054 (Optional Put Date 10/06/2023) (1)(3)	3,000,000	3,000,000
Seminole County School Board,
5.000%, 07/01/2035 (Callable 07/01/2026)	145,000	147,043
Total Florida (Cost $30,196,901)		27,668,880	2.5%

Georgia
City of Decatur GA,
3.000%, 08/01/2038 (Callable 08/01/2025)(Insured by ST AID)	500,000	400,166
Forsyth County Hospital Authority,
6.375%, 10/01/2028 (ETM)	6,170,000	6,578,470
Georgia Housing & Finance Authority,
3.500%, 12/01/2046 (Callable 12/01/2025)	265,000	260,959
Houston Healthcare System, Inc.,
5.000%, 10/01/2031 (Pre-refunded to 04/01/2024) (5)	18,000,000	18,055,386
Main Street Natural Gas, Inc.:
4.467%, 08/01/2048 (1 Month LIBOR USD + 0.830%) (2)	1,400,000	1,401,837
4.000%, 08/01/2049 (Callable 09/01/2024)(Mandatory Tender Date 12/02/2024) (1)	1,000,000	993,580
4.000%, 07/01/2052 (Callable 06/01/2027)(Mandatory Tender Date 09/01/2027) (1)	1,615,000	1,572,346
5.000%, 07/01/2053 (Callable 12/01/2029)(Mandatory Tender Date 03/01/2030) (1)	8,000,000	8,078,266
Tender Option Bond Trust,
3.070%, 07/01/2042 (Callable 01/01/2029)(Optional Put Date 10/02/2023)(Insured by BAM) (1)(3)	9,320,000	9,320,000
Total Georgia (Cost $47,570,285)		46,661,010	4.2%

Illinois
Boone & Winnebago Counties Community Unit School District No. 200,
0.000%, 01/01/2024 (ETM)(Insured by AGM)	815,000	805,604
Buffalo Grove Park District,
3.000%, 12/30/2024	840,000	825,052
City of Chicago IL:
0.000%, 01/01/2027 (ETM)(Insured by NATL)	75,000	65,992
5.000%, 01/01/2034 (Pre-refunded to 01/01/2025)	2,170,000	2,194,403
5.000%, 11/01/2036 (Callable 05/01/2032)(Insured by AGM)	70,000	73,991
City of Springfield IL,
5.000%, 12/01/2031 (Callable 12/01/2025)	500,000	507,381
City of Woodstock IL,
4.000%, 01/01/2037 (Callable 01/01/2031)	675,000	643,547
Community Unit School District No. 427,
0.000%, 01/01/2026 (ETM)(Insured by AGM)	2,785,000	2,542,221
Cook County School District No. 130,
5.000%, 12/01/2026 (Callable 12/01/2025)(Insured by AGM)	1,140,000	1,162,493
Cook County School District No. 144,
4.500%, 12/01/2025 (ETM)(Insured by AGM)	5,000	5,008
Cook County School District No. 159:
0.000%, 12/01/2025 (ETM)(Insured by AGM)	230,000	211,202
0.000%, 12/01/2025 (ETM)(Insured by FGIC)	475,000	436,179
0.000%, 12/01/2026 (ETM)(Insured by FGIC)	275,000	243,369
0.000%, 12/01/2028 (ETM)(Insured by FGIC)	475,000	391,407
Cook County School District No. 163,
5.000%, 12/15/2028 (Insured by BAM)	1,305,000	1,382,848
Cook County School District No. 23,
4.000%, 12/15/2023	160,000	159,711
County of Cook IL,
5.000%, 11/15/2033 (Callable 11/15/2027)	3,000,000	3,100,148
DuPage County Community High School District No. 100,
5.000%, 07/15/2037 (Callable 07/15/2032)	575,000	598,674
Hoffman Estates Park District,
5.000%, 12/01/2040 (Callable 12/01/2030)(Insured by BAM)	1,415,000	1,443,832
Illinois Development Finance Authority:
0.000%, 07/15/2025 (ETM)	74,115,000	68,914,388
2.450%, 11/15/2039 (Mandatory Tender Date 03/03/2026) (1)	2,230,000	2,094,962
Illinois Finance Authority:
5.000%, 07/01/2031 (Callable 01/01/2026)	1,200,000	1,224,005
5.250%, 08/15/2031 (Pre-refunded to 08/15/2026)	1,830,000	1,898,222
5.000%, 08/01/2033 (Pre-refunded to 08/01/2024)	700,000	705,033
5.000%, 02/15/2036 (Callable 02/15/2027)	215,000	219,415
4.000%, 12/01/2036 (Callable 12/01/2028)	1,000,000	978,483
4.000%, 02/15/2041 (Pre-refunded to 02/15/2027) (6)	495,000	498,044
4.000%, 05/01/2044 (Callable 05/01/2025)	135,000	135,132
Illinois Housing Development Authority:
2.550%, 04/01/2025 (Insured by GNMA)	590,000	576,037
4.000%, 06/01/2026 (Mandatory Tender Date 06/01/2025)(Insured by FHA) (1)	1,300,000	1,280,603
3.100%, 02/01/2035 (Callable 02/01/2026)	875,000	832,876
3.500%, 08/01/2046 (Callable 02/01/2026)	530,000	516,615
4.000%, 08/01/2048 (Callable 08/01/2027)(Insured by GNMA)	395,000	385,754
Illinois Municipal Electric Agency,
4.000%, 02/01/2034 (Callable 08/01/2025)	160,000	150,685
Kane McHenry Cook & De Kalb Counties Unit School District No. 300,
5.000%, 01/01/2032 (Callable 01/01/2027)	2,085,000	2,137,376
Kankakee & Will Counties Community Unit School District No. 5,
4.000%, 05/01/2025 (Callable 05/01/2024)	700,000	689,038
Knox & Warren Counties Community Unit School District No. 205:
4.000%, 12/01/2034 (Callable 12/01/2027)(Insured by BAM)	425,000	417,734
4.000%, 12/01/2039 (Callable 12/01/2027)(Insured by BAM)	1,305,000	1,183,886
Metropolitan Water Reclamation District of Greater Chicago,
5.000%, 12/01/2034 (Callable 12/01/2026)	295,000	300,153
State of Illinois,
4.000%, 06/15/2038 (Callable 06/15/2028)(Insured by BAM)	1,850,000	1,689,294
Village of Manhattan IL,
4.000%, 01/01/2030 (Callable 01/01/2027)	250,000	239,793
Village of Schaumburg IL,
4.000%, 12/01/2028	470,000	477,969
Will County Community High School District No. 210,
0.000%, 01/01/2025 (ETM)(Insured by AGM)	350,000	332,523
Will County Community Unit School District No. 201-U,
0.000%, 11/01/2024 (ETM)(Insured by NATL)	1,410,000	1,348,350
Will County Elementary School District No. 122,
0.000%, 10/01/2027 (ETM)(Insured by AGM)	470,000	404,535
Total Illinois (Cost $109,279,259)		106,423,967	9.7%

Indiana
City of Evansville IN,
5.000%, 02/01/2029 (Callable 02/01/2026)(Insured by BAM)	735,000	745,154
City of Indianapolis IN,
3.000%, 05/01/2027 (Mandatory Tender Date 11/01/2024)(Insured by HUD) (1)	325,000	321,189
Fishers Town Hall Building Corp.,
5.500%, 07/15/2040 (Callable 07/15/2032)	1,000,000	1,070,362
Hammond Multi-School Building Corp.,
5.000%, 07/15/2033 (Callable 01/15/2028)(Insured by ST AID)	820,000	842,475
Indiana Housing & Community Development Authority,
5.750%, 07/01/2053 (Callable 07/01/2032)(Insured by GNMA)	850,000	879,309
Indianapolis Local Public Improvement Bond Bank,
5.000%, 01/01/2033 (Pre-refunded to 01/01/2025)	1,780,000	1,806,510
Kankakee Valley Middle School Building Corp.:
5.000%, 01/15/2029 (Insured by ST AID)	475,000	503,494
5.000%, 07/15/2029 (Insured by ST AID)	1,180,000	1,256,494
Kokomo-Center School Building Corp.,
5.000%, 01/15/2037 (Callable 07/15/2027)(Insured by ST AID)	500,000	516,007
Lake Ridge Multi-School Building Corp.,
5.500%, 01/15/2042 (Callable 07/15/2032)(Insured by ST AID)	2,000,000	2,125,216
Northern Wells Multi-School Building Corp.,
4.000%, 07/15/2035 (Callable 07/15/2027)(Insured by ST AID)	160,000	158,248
Northwestern School Building Corp.,
6.000%, 07/15/2040 (Callable 07/15/2031)(Insured by ST AID)	700,000	765,252
Perry Central Multi-School Building Corp.,
5.000%, 07/15/2038 (Callable 07/15/2033)(Insured by ST AID)	375,000	393,545
Total Indiana (Cost $11,821,533)		11,383,255	1.0%

Iowa
Clinton Community School District,
4.375%, 07/01/2036 (Callable 07/01/2028)(Insured by AGM)	2,100,000	2,105,483
Iowa Finance Authority:
5.000%, 08/01/2033	175,000	179,836
5.000%, 08/01/2035 (Pre-refunded to 08/01/2025)	950,000	971,327
4.000%, 07/01/2047 (Callable 07/01/2027)(Insured by GNMA)	340,000	333,542
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)	960,000	931,419
5.500%, 07/01/2053 (Callable 01/01/2033)(Insured by GNMA)	3,000,000	3,084,089
Total Iowa (Cost $7,856,382)		7,605,696	0.7%

Kansas
Crawford County Unified School District No. 250,
5.000%, 09/01/2035 (Pre-refunded to 09/01/2027)(Insured by BAM)	60,000	63,193
Total Kansas (Cost $66,390)		63,193	0.0%

Kentucky
City of Versailles KY,
3.000%, 08/15/2026 (Callable 08/15/2024)	2,000,000	1,888,591
Kentucky Bond Development Corp.,
3.000%, 05/01/2034 (Callable 05/01/2026)	695,000	614,886
Kentucky Housing Corp.,
5.000%, 09/01/2043 (Callable 03/01/2026)(Mandatory Tender Date 09/01/2026)(Insured by HUD) (1)	1,615,000	1,631,760
Total Kentucky (Cost $4,391,493)		4,135,237	0.4%

Louisiana
Louisiana Public Facilities Authority:
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	26,700,000	27,425,605
5.500%, 05/15/2032 (Pre-refunded to 05/15/2026)	22,190,000	23,126,309
Webster Parish School District No. 6,
4.000%, 03/01/2031 (Callable 03/01/2029)(Insured by AGM)	840,000	833,562
Total Louisiana (Cost $52,717,061)		51,385,476	4.7%

Maryland
City of Baltimore MD:
5.000%, 07/01/2024 (ETM)(Insured by FGIC)	410,000	413,207
5.000%, 07/01/2028 (ETM)(Insured by FGIC)	195,000	199,394
Maryland Community Development Administration:
3.250%, 08/01/2024 (Insured by GNMA)	7,000,000	6,833,166
3.850%, 03/01/2025	2,445,000	2,395,484
Maryland Health & Higher Educational Facilities Authority,
5.000%, 07/01/2027 (ETM)(Insured by AMBAC)	1,150,000	1,176,839
Total Maryland (Cost $11,292,915)		11,018,090	1.0%

Massachusetts
Massachusetts Bay Transportation Authority,
0.000%, 07/01/2030 (Callable 07/01/2026)	1,400,000	1,035,212
Massachusetts Development Finance Agency,
6.500%, 11/15/2043 (Pre-refunded to 11/15/2023) (3)	240,000	240,596
Massachusetts Housing Finance Agency:
4.000%, 12/01/2044 (Callable 06/01/2025)	255,000	253,014
4.000%, 12/01/2048 (Callable 06/01/2027)(Insured by GNMA)	705,000	692,165
4.000%, 06/01/2049 (Callable 12/01/2028)	380,000	371,836
3.000%, 12/01/2050 (Callable 12/01/2029)	125,000	118,645
Massachusetts State College Building Authority:
0.000%, 05/01/2027 (ETM)(Insured by NATL)	455,000	395,003
0.000%, 05/01/2028 (ETM)(Insured by NATL)	5,790,000	4,850,009
Total Massachusetts (Cost $8,804,390)		7,956,480	0.7%

Michigan
Algonac Community Schools,
4.000%, 05/01/2029 (Callable 05/01/2027)(Insured by Q-SBLF)	370,000	371,469
City of Ferndale MI,
3.000%, 04/01/2032 (Callable 04/01/2029)	450,000	400,544
Clarkston Community Schools:
5.000%, 05/01/2032 (Pre-refunded to 05/01/2026)(Insured by Q-SBLF)	445,000	459,760
5.000%, 05/01/2037 (Pre-refunded to 05/01/2026)(Insured by Q-SBLF)	100,000	103,317
Ecorse Public School District,
5.000%, 05/01/2027 (Insured by Q-SBLF)	515,000	536,673
Fraser Public School District,
5.000%, 05/01/2024 (Insured by Q-SBLF)	1,000,000	1,006,193
Lakeview Public School District,
3.000%, 11/01/2034 (Callable 05/01/2032)(Insured by Q-SBLF)	645,000	549,638
Michigan Finance Authority:
5.000%, 10/01/2039 (Callable 10/01/2024)(Partially Pre-refunded)	1,500,000	1,474,157
6.750%, 07/01/2044 (Pre-refunded to 07/01/2024) (3)	6,700,000	6,808,771
Michigan State Housing Development Authority:
2.700%, 12/01/2034 (Callable 12/01/2028)	4,700,000	3,804,416
3.250%, 10/01/2037 (Callable 10/01/2025)	755,000	611,427
4.250%, 12/01/2049 (Callable 06/01/2028)	2,520,000	2,475,222
5.000%, 06/01/2053 (Callable 12/01/2031)	945,000	948,985
5.500%, 06/01/2053 (Callable 12/01/2031)	1,980,000	2,024,650
5.750%, 06/01/2054 (Callable 12/01/2032)	2,000,000	2,071,190
Warren Consolidated Schools:
5.000%, 05/01/2033 (Callable 05/01/2026)(Insured by Q-SBLF)	2,595,000	2,639,774
5.000%, 05/01/2033 (Callable 05/01/2026)(Insured by Q-SBLF)	4,660,000	4,740,404
5.000%, 05/01/2035 (Callable 05/01/2026)(Insured by Q-SBLF)	950,000	962,226
Total Michigan (Cost $33,748,670)		31,988,816	2.9%

Minnesota
County of Hennepin MN:
5.000%, 12/01/2030 (Callable 12/01/2026)	1,000,000	1,038,451
5.000%, 12/01/2035 (Callable 12/01/2026)	1,835,000	1,892,832
County of Washington MN,
2.125%, 02/01/2033 (Callable 02/01/2028)	1,495,000	1,203,448
Housing & Redevelopment Authority of the City of St. Paul MN:
4.500%, 07/01/2028 (Pre-refunded to 07/01/2026)	365,000	365,721
5.000%, 07/01/2036 (Pre-refunded to 07/01/2026)	1,315,000	1,353,227
Minnesota Housing Finance Agency:
4.000%, 07/01/2047 (Callable 01/01/2027)(Insured by GNMA)	150,000	147,627
4.250%, 07/01/2049 (Callable 07/01/2028)(Insured by GNMA)	815,000	799,495
University of Minnesota,
4.000%, 02/01/2031 (Callable 10/30/2023)	200,000	196,404
Total Minnesota (Cost $7,302,750)		6,997,205	0.6%

Mississippi
Mississippi Development Bank,
5.250%, 03/01/2035 (Callable 03/01/2028)	495,000	501,489
Mississippi Home Corp.,
4.400%, 12/01/2043 (Callable 12/01/2031)(Insured by GNMA)	2,250,000	2,089,802
Oxford School District,
4.000%, 05/01/2027	500,000	504,443
State of Mississippi,
4.000%, 06/01/2037 (Callable 06/01/2030)	500,000	482,429
West Rankin Utility Authority:
5.000%, 01/01/2038 (Pre-refunded to 01/01/2025)(Insured by AGM)	550,000	557,187
5.000%, 01/01/2043 (Pre-refunded to 01/01/2028)(Insured by AGM)	5,500,000	5,798,861
Total Mississippi (Cost $10,846,057)		9,934,211	0.9%

Missouri
Jackson County School District No. R-IV,
5.500%, 03/01/2037 (Callable 03/01/2029)(Insured by ST AID)	1,040,000	1,114,531
Metropolitan St. Louis Sewer District:
5.000%, 05/01/2036 (Callable 05/01/2025)	1,275,000	1,291,656
5.000%, 05/01/2045 (Callable 05/01/2025)	2,335,000	2,365,503
Missouri Housing Development Commission:
1.950%, 05/01/2025 (Insured by GNMA)	45,000	43,307
3.950%, 11/01/2040 (Callable 05/01/2025)(Insured by GNMA)	225,000	215,235
Normandy Schools Collaborative:
3.000%, 03/01/2038 (Callable 03/01/2028)(Insured by ST AID)	1,950,000	1,567,679
3.000%, 03/01/2039 (Callable 03/01/2028)(Insured by ST AID)	2,000,000	1,579,530
Pattonville R-3 School District,
5.250%, 03/01/2041 (Callable 03/01/2031)(Insured by ST AID)	1,000,000	1,052,990
St. Louis County Special School District,
4.000%, 04/01/2034 (Callable 04/01/2029)	400,000	397,640
Total Missouri (Cost $10,863,239)		9,628,071	0.9%

Montana
City of Belgrade MT,
5.250%, 07/01/2043 (Callable 07/01/2032)	2,000,000	2,089,111
Flathead County School District No. 44,
4.000%, 07/01/2036 (Callable 07/01/2028)	210,000	207,361
Montana Board of Housing:
3.000%, 12/01/2045 (Callable 06/01/2029)	535,000	442,225
3.050%, 06/01/2050 (Callable 06/01/2029)	265,000	216,131
Montana Facility Finance Authority,
5.000%, 07/01/2029 (Callable 07/01/2027)(Insured by MT BRD)	535,000	557,624
Total Montana (Cost $3,847,588)		3,512,452	0.3%

Nebraska
Central Plains Energy Project,
5.000%, 05/01/2054 (Callable 08/01/2029)(Mandatory Tender Date 11/01/2029) (1)	5,000,000	5,058,157
Nebraska Educational Health Cultural & Social Services Finance Authority:
4.000%, 01/01/2033 (Callable 01/01/2026)	400,000	391,751
4.000%, 01/01/2034 (Callable 01/01/2026)	2,000,000	1,953,532
4.000%, 01/01/2035 (Callable 01/01/2026)	1,000,000	960,368
Nebraska Investment Finance Authority,
3.500%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	1,365,000	1,308,570
University of Nebraska:
3.000%, 07/01/2028 (Pre-refunded to 07/01/2026)	30,000	29,455
3.000%, 05/15/2035 (Pre-refunded to 05/15/2026)	20,000	19,620
3.000%, 07/01/2039 (Pre-refunded to 07/01/2026)	15,000	14,727
Total Nebraska (Cost $10,231,888)		9,736,180	0.9%

Nevada
County of Clark NV,
5.000%, 07/01/2033 (Callable 07/01/2024)	1,925,000	1,939,212
Total Nevada (Cost $1,955,603)		1,939,212	0.2%

New Jersey
New Jersey Economic Development Authority,
0.000%, 07/01/2025 (ETM)(Insured by NATL)	135,000	125,942
New Jersey Health Care Facilities Financing Authority,
3.750%, 07/01/2027 (ETM)	180,000	178,250
New Jersey Housing & Mortgage Finance Agency:
4.500%, 10/01/2048 (Callable 10/01/2027)	780,000	770,167
2.450%, 10/01/2050 (Callable 04/01/2029)	525,000	370,837
New Jersey Transportation Trust Fund Authority,
0.000%, 12/15/2030 (Insured by BHAC)	960,000	709,829
North Hudson Sewerage Authority,
0.000%, 08/01/2024 (ETM)(Insured by NATL)	500,000	483,204
Total New Jersey (Cost $2,955,864)		2,638,229	0.2%

New Mexico
New Mexico Hospital Equipment Loan Council,
4.125%, 08/01/2044 (Pre-refunded to 08/01/2025)	210,000	210,393
New Mexico Mortgage Finance Authority:
3.500%, 07/01/2033 (Callable 01/01/2028)(Insured by GNMA)	685,000	638,566
3.950%, 09/01/2040 (Callable 09/01/2024)(Insured by GNMA)	775,000	759,692
5.250%, 03/01/2053 (Callable 03/01/2032)(Insured by GNMA)	2,075,000	2,109,678
New Mexico Mortgage Financial Authority,
3.550%, 09/01/2037 (Callable 03/01/2027)(Insured by GNMA)	685,000	641,063
Total New Mexico (Cost $4,630,743)		4,359,392	0.4%

New York
City of New York NY:
5.000%, 08/01/2028	1,000,000	1,063,156
3.550%, 10/01/2046 (Optional Put Date 10/02/2023) (1)	2,000,000	2,000,000
Monroe County Industrial Development Corp.,
4.840%, 11/01/2040 (Insured by FNMA)	3,085,939	3,022,119
New York City Housing Development Corp.,
0.700%, 11/01/2060 (Callable 10/20/2023)(Mandatory Tender Date 07/01/2025) (1)	2,150,000	1,999,674
New York City Municipal Water Finance Authority,
4.000%, 06/15/2040 (Callable 12/15/2029)	500,000	466,140
New York City Transitional Finance Authority,
5.000%, 08/01/2033 (Callable 08/01/2026)	2,835,000	2,907,992
New York State Dormitory Authority:
0.000%, 07/01/2028 (ETM)(Insured by NATL)	65,000	54,526
0.000%, 07/01/2029 (ETM)(Insured by NATL)	430,000	347,722
5.000%, 03/15/2037 (Callable 09/15/2025)	155,000	156,936
5.250%, 03/15/2039 (Callable 09/15/2028)	3,750,000	3,902,293
5.000%, 03/15/2048 (Callable 09/15/2028)	2,000,000	2,024,165
New York State Environmental Facilities Corp.:
5.500%, 10/15/2029 (ETM)	185,000	203,697
5.500%, 10/15/2030 (ETM)	390,000	434,627
New York State Housing Finance Agency:
1.600%, 11/01/2024 (Callable 10/20/2023)	4,595,000	4,440,809
3.600%, 11/01/2062 (Callable 06/01/2025)(Mandatory Tender Date 05/01/2027)(Insured by SONYMA) (1)	2,920,000	2,830,500
North Colonie Central School District,
2.000%, 07/15/2032 (Callable 07/15/2029)(Insured by ST AID)	1,115,000	872,915
State of New York Mortgage Agency,
4.000%, 10/01/2049 (Callable 04/01/2028)	2,745,000	2,692,391
Total New York (Cost $30,893,887)		29,419,662	2.7%

North Carolina
County of Forsyth NC,
3.000%, 03/01/2033 (Callable 03/01/2031)	600,000	539,092
County of Wake NC,
5.125%, 10/01/2026 (ETM)(Insured by NATL)	1,040,000	1,053,315
Inlivian:
2.550%, 05/01/2037 (Insured by FNMA)	4,762,291	3,658,404
5.000%, 06/01/2043 (Callable 12/01/2025)(Mandatory Tender Date 06/01/2026)(Insured by HUD) (1)	2,000,000	2,015,054
North Carolina Housing Finance Agency:
4.000%, 07/01/2050 (Callable 07/01/2029)	1,325,000	1,291,605
5.750%, 01/01/2054 (Callable 07/01/2032)	3,900,000	4,054,589
Raleigh Housing Authority:
5.000%, 10/01/2026 (Mandatory Tender Date 10/01/2025) (1)	5,500,000	5,510,045
5.000%, 12/01/2026 (Mandatory Tender Date 12/01/2025)(Insured by FHA) (1)	7,850,000	7,891,847
University of North Carolina at Chapel Hill,
4.207%, 12/01/2041 (SOFR + 0.650%)(Callable 12/01/2024)(Mandatory Tender Date 06/01/2025) (2)	1,000,000	994,844
Total North Carolina (Cost $28,704,798)		27,008,795	2.5%

North Dakota
North Dakota Housing Finance Agency:
3.550%, 07/01/2033 (Callable 01/01/2028)	1,140,000	1,113,245
3.450%, 07/01/2037 (Callable 07/01/2026)(Insured by FHA)	900,000	842,549
3.500%, 07/01/2046 (Callable 01/01/2026)	500,000	487,707
4.000%, 01/01/2050 (Callable 07/01/2028)	845,000	820,285
Total North Dakota (Cost $3,510,366)		3,263,786	0.3%

Ohio
County of Montgomery OH,
5.250%, 05/01/2029 (Pre-refunded to 11/12/2023)	915,000	915,997
County of Van Wert OH,
6.125%, 12/01/2049 (Pre-refunded to 12/01/2029)	25,000,000	27,599,242
Lucas-Plaza Housing Development Corp.,
0.000%, 06/01/2024 (ETM)(Insured by FHA)	1,660,000	1,614,970
Ohio Housing Finance Agency:
3.950%, 09/01/2043 (Callable 09/01/2027)(Insured by GNMA)	165,000	157,298
3.500%, 09/01/2046 (Callable 09/01/2025)(Insured by GNMA)	455,000	442,375
3.250%, 09/01/2052 (Callable 09/01/2031)(Insured by GNMA)	3,110,000	2,939,780
State of Ohio:
5.000%, 02/01/2025	1,200,000	1,218,680
5.000%, 02/01/2031 (Callable 02/01/2026)	1,400,000	1,436,494
5.000%, 01/01/2036 (Callable 01/01/2032)	540,000	576,220
5.000%, 01/01/2038 (Callable 01/01/2032)	430,000	447,928
2.750%, 01/01/2052 (Mandatory Tender Date 05/01/2028) (1)	1,000,000	947,059
University of Akron,
5.000%, 01/01/2033 (Callable 07/01/2026)	335,000	339,484
Total Ohio (Cost $40,446,531)		38,635,527	3.5%

Oklahoma
Oklahoma Water Resources Board,
4.000%, 04/01/2037 (Callable 04/01/2030)	560,000	543,306
Total Oklahoma (Cost $576,150)		543,306	0.0%

Oregon
Clackamas Community College:
0.000%, 06/15/2028 (Callable 06/15/2025)(Insured by SCH BD GTY)	1,375,000	1,085,470
0.000%, 06/15/2029 (Callable 06/15/2025)(Insured by SCH BD GTY)	1,000,000	745,073
Hillsboro School District No. 1J,
5.000%, 06/15/2035 (Callable 06/15/2027)(Insured by SCH BD GTY)	600,000	621,655
State of Oregon:
4.000%, 12/01/2045 (Callable 06/01/2025)	910,000	900,585
4.000%, 12/01/2048 (Callable 12/01/2026)	1,250,000	1,230,746
State of Oregon Housing & Community Services Department:
3.550%, 07/01/2033 (Callable 07/01/2027)	1,005,000	975,237
2.900%, 07/01/2043 (Callable 07/01/2027)	1,000,000	893,811
4.000%, 01/01/2047 (Callable 07/01/2025)	400,000	396,059
3.750%, 07/01/2048 (Callable 01/01/2027)	1,020,000	915,834
Total Oregon (Cost $8,125,608)		7,764,470	0.7%

Pennsylvania
City of Sharon PA,
0.000%, 05/01/2024 (ETM)(Insured by NATL)	250,000	244,178
Commonwealth Financing Authority,
4.000%, 06/01/2039 (Callable 06/01/2028)(Insured by AGM)	1,500,000	1,359,749
Mckeesport Area School District,
0.000%, 10/01/2025 (ETM)(Insured by AMBAC)	110,000	101,740
Pennsylvania Housing Finance Agency:
3.500%, 10/01/2046 (Callable 10/01/2025)	295,000	291,295
3.500%, 04/01/2051 (Callable 10/01/2029)	2,610,000	2,549,424
5.500%, 10/01/2053	2,000,000	2,056,145
5.750%, 10/01/2053 (Callable 10/01/2032)	1,265,000	1,309,346
Pittsburgh Water & Sewer Authority:
0.000%, 09/01/2026 (ETM)(Insured by NATL)	890,000	796,194
0.000%, 09/01/2027 (ETM)(Insured by FGIC)	1,110,000	958,021
0.000%, 09/01/2028 (ETM)(Insured by FGIC)	370,000	308,459
Pottsville Hospital Authority,
6.500%, 07/01/2028 (Pre-refunded to 07/01/2024) (3)	1,260,000	1,277,253
Total Pennsylvania (Cost $11,868,580)		11,251,804	1.0%

Puerto Rico
Puerto Rico Public Finance Corp.:
5.125%, 06/01/2024 (Insured by AMBAC)	795,000	800,561
6.000%, 08/01/2026 (ETM)	3,585,000	3,794,166
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,565,000	1,656,310
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,440,000	1,524,016
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,825,000	1,931,479
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,910,000	2,021,439
5.500%, 08/01/2027 (ETM)(Insured by AMBAC)	7,665,000	8,169,499
Total Puerto Rico (Cost $20,790,560)		19,897,470	1.8%

Rhode Island
Rhode Island Housing & Mortgage Finance Corp.,
3.500%, 10/01/2050 (Callable 10/01/2029)	1,035,000	997,326
Total Rhode Island (Cost $1,090,454)		997,326	0.1%

South Carolina
City of Columbia SC,
5.000%, 02/01/2049 (Pre-refunded to 02/01/2029)	10,680,000	11,469,460
Piedmont Municipal Power Agency,
5.375%, 01/01/2025 (ETM)(Insured by NATL)	5,330,000	5,414,235
South Carolina Jobs-Economic Development Authority:
5.000%, 08/15/2036 (Pre-refunded to 08/15/2026) (3)(5)	7,500,000	7,780,781
5.000%, 08/15/2041 (Pre-refunded to 08/15/2026) (3)(5)	4,165,000	4,320,927
Tobacco Settlement Revenue Management Authority,
6.375%, 05/15/2030 (ETM)	1,750,000	1,985,744
Total South Carolina (Cost $33,019,840)		30,971,147	2.8%

South Dakota
County of Clay SD,
5.000%, 12/01/2038 (Callable 12/01/2031)	1,000,000	1,037,083
Harrisburg School District No. 41-2,
2.375%, 08/01/2026 (Insured by ST AID)	255,000	241,766
Total South Dakota (Cost $1,337,775)		1,278,849	0.1%

Tennessee
Nashville & Davidson County Metropolitan Government:
5.000%, 12/01/2026 (Mandatory Tender Date 12/01/2025) (1)	1,000,000	1,007,373
4.875%, 11/01/2028 (ETM)(Insured by NATL)	1,700,000	1,742,515
3.000%, 01/01/2034 (Callable 01/01/2031)	3,000,000	2,679,884
3.850%, 02/01/2048 (Mandatory Tender Date 02/01/2026)(Insured by FNMA) (1)	1,000,000	985,168
Tennessee Housing Development Agency:
1.750%, 07/01/2028	350,000	307,383
1.950%, 07/01/2030 (Callable 07/01/2029)	550,000	435,349
3.850%, 01/01/2035 (Callable 01/01/2025)	240,000	228,712
3.900%, 07/01/2042 (Callable 07/01/2027)	350,000	334,168
4.000%, 01/01/2043 (Callable 07/01/2027)	525,000	515,163
3.850%, 07/01/2043 (Callable 07/01/2027)	1,810,000	1,685,388
3.650%, 07/01/2047 (Callable 01/01/2027)	705,000	610,101
4.050%, 01/01/2049 (Callable 01/01/2028)	1,645,000	1,574,692
4.250%, 01/01/2050 (Callable 07/01/2028)	915,000	900,427
Total Tennessee (Cost $14,028,354)		13,006,323	1.2%

Texas
Alvarado Independent School District,
2.750%, 02/15/2052 (Mandatory Tender Date 08/15/2025)(PSF Guaranteed) (1)	1,500,000	1,461,764
Anna Independent School District,
5.000%, 08/15/2035 (Callable 08/15/2026)(PSF Guaranteed)	910,000	938,039
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2024 (PSF Guaranteed)	1,025,000	1,024,272
5.000%, 08/15/2024 (ETM)(PSF Guaranteed)	1,010,000	1,017,608
5.000%, 08/15/2025 (PSF Guaranteed)	195,000	198,211
5.000%, 08/15/2026 (PSF Guaranteed)	500,000	514,518
4.000%, 08/15/2027 (Callable 08/15/2026)(PSF Guaranteed)	875,000	868,516
5.000%, 08/15/2027 (PSF Guaranteed)	240,000	249,592
4.000%, 08/15/2028 (Callable 08/15/2026)(PSF Guaranteed)	850,000	842,043
5.000%, 08/15/2028 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	555,000	559,180
5.000%, 08/15/2029 (PSF Guaranteed)	130,000	137,340
5.000%, 02/15/2030 (Callable 02/15/2026)(PSF Guaranteed)	125,000	127,346
3.000%, 08/15/2032 (Callable 08/15/2031)(PSF Guaranteed)	835,000	733,471
3.000%, 08/15/2033 (Callable 08/15/2031)(PSF Guaranteed)	1,070,000	921,723
3.000%, 08/15/2033 (Callable 08/15/2031)(PSF Guaranteed)	500,000	430,249
4.000%, 08/15/2033 (Callable 08/15/2026)(PSF Guaranteed)	475,000	459,809
5.000%, 08/15/2033 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,460,000	1,470,997
3.000%, 08/15/2034 (Callable 08/15/2031)(PSF Guaranteed)	500,000	419,847
4.000%, 08/15/2034 (Callable 08/15/2026)(PSF Guaranteed)	195,000	187,555
4.000%, 08/15/2035 (Callable 08/15/2026)(PSF Guaranteed)	480,000	454,827
4.000%, 12/01/2035 (Callable 06/01/2027)(PSF Guaranteed)	450,000	422,092
4.000%, 08/15/2036 (Callable 08/15/2030)(PSF Guaranteed)	510,000	470,565
4.000%, 08/15/2036 (Callable 08/15/2031)(PSF Guaranteed)	1,000,000	919,453
5.000%, 08/15/2037 (Callable 08/15/2032)(PSF Guaranteed)	510,000	533,780
4.000%, 08/15/2038 (Callable 08/15/2030)(PSF Guaranteed)	550,000	488,739
4.000%, 08/15/2039 (Callable 08/15/2025)(PSF Guaranteed)	495,000	439,410
3.000%, 08/15/2040 (Callable 08/15/2031)(PSF Guaranteed)	290,000	213,785
3.000%, 08/15/2041 (Callable 08/15/2031)(PSF Guaranteed)	300,000	216,640
3.000%, 08/15/2042 (Callable 08/15/2031)(PSF Guaranteed)	265,000	187,772
3.000%, 08/15/2043 (Callable 08/15/2031)(PSF Guaranteed)	210,000	146,652
3.000%, 08/15/2044 (Callable 08/15/2031)(PSF Guaranteed)	245,000	168,662
Austin Community College District Public Facility Corp.,
5.000%, 08/01/2033 (Callable 08/01/2025)	750,000	759,311
Baird Independent School District,
5.000%, 08/15/2043 (Callable 08/15/2032)(PSF Guaranteed)	1,760,000	1,821,030
Balmorhea Independent School District,
5.000%, 02/15/2034 (Callable 02/15/2031)(PSF Guaranteed)	335,000	361,766
Bexar Metropolitan Water District,
0.000%, 05/01/2027 (ETM)(Insured by NATL)	50,000	43,636
Brazoria County Toll Road Authority:
0.000%, 03/01/2039 (Callable 03/01/2030)(County Guaranteed) (5)	200,000	171,803
0.000%, 03/01/2042 (Callable 03/01/2030)(County Guaranteed) (5)	225,000	186,258
0.000%, 03/01/2044 (Callable 03/01/2030)(County Guaranteed) (5)	255,000	208,585
Burleson Independent School District,
5.000%, 08/01/2025 (PSF Guaranteed)	1,260,000	1,287,390
Centerville Independent School District:
5.000%, 08/15/2036 (Callable 08/15/2033)(PSF Guaranteed)	375,000	405,563
5.000%, 08/15/2037 (Callable 08/15/2033)(PSF Guaranteed)	770,000	823,826
5.000%, 08/15/2038 (Callable 08/15/2033)(PSF Guaranteed)	400,000	425,198
Chisum Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	590,000	602,058
City of Dallas TX,
5.000%, 02/15/2031 (Callable 02/15/2027)	1,100,000	1,126,553
City of Denton TX,
5.000%, 02/15/2035 (Callable 02/15/2031)	3,055,000	3,281,426
City of Houston TX:
5.500%, 12/01/2024 (ETM)(Insured by NATL)	1,255,000	1,262,287
0.000%, 12/01/2026 (ETM)(Insured by AGM)	735,000	647,441
0.000%, 12/01/2027 (ETM)(Insured by AGM)	220,000	186,717
0.000%, 12/01/2028 (ETM)(Insured by AGM)	4,620,000	3,778,141
5.500%, 12/01/2029 (ETM)(Insured by NATL)	16,050,000	17,240,287
5.750%, 12/01/2032 (ETM)(Insured by AGM)	24,965,000	29,352,654
City of San Antonio TX:
5.000%, 02/01/2025 (ETM)	205,000	207,872
4.000%, 02/01/2029 (Callable 10/30/2023)	2,205,000	2,178,083
Clifton Higher Education Finance Corp.:
5.000%, 08/15/2025 (PSF Guaranteed)	460,000	467,161
5.000%, 08/15/2027 (PSF Guaranteed)	235,000	245,939
5.000%, 08/15/2029 (Callable 08/15/2024)(PSF Guaranteed)	215,000	216,496
5.000%, 08/15/2029 (PSF Guaranteed)	295,000	309,761
4.000%, 08/15/2031 (Callable 08/15/2026)(PSF Guaranteed)	170,000	168,687
4.000%, 08/15/2031 (Callable 08/15/2027)(PSF Guaranteed)	2,000,000	1,983,229
4.000%, 08/15/2034 (Callable 08/15/2032)(PSF Guaranteed)	160,000	156,014
4.000%, 08/15/2040 (Callable 08/15/2031)(PSF Guaranteed)	390,000	345,895
4.000%, 08/15/2041 (Callable 08/15/2031)(PSF Guaranteed)	805,000	706,200
4.000%, 08/15/2043 (Callable 08/15/2028)(PSF Guaranteed)	250,000	216,337
Coppell Independent School District,
0.000%, 08/15/2029 (PSF Guaranteed)	200,000	157,691
County of Bexar TX:
4.000%, 06/15/2030 (Callable 06/15/2026)	150,000	149,255
4.000%, 06/15/2033 (Pre-refunded to 06/15/2025)	3,795,000	3,805,487
5.000%, 06/15/2036 (Pre-refunded to 06/15/2026)	2,145,000	2,217,024
County of Williamson TX,
4.000%, 02/15/2039 (Callable 02/15/2029)	1,350,000	1,271,346
Crowley Independent School District,
5.000%, 08/01/2036 (Pre-refunded to 08/01/2025)(PSF Guaranteed)	2,000,000	2,039,573
Dalhart Independent School District,
5.000%, 02/15/2040 (Callable 02/15/2032)(PSF Guaranteed)	1,170,000	1,226,188
Dallas Independent School District,
4.000%, 02/15/2034 (Pre-refunded to 02/15/2025)(PSF Guaranteed)	20,715,000	20,713,453
Decatur Hospital Authority,
5.750%, 09/01/2029 (ETM)	335,000	356,154
DeSoto Independent School District,
5.000%, 08/15/2032 (Callable 08/15/2024)(PSF Guaranteed)	1,825,000	1,836,772
Eagle Mountain & Saginaw Independent School District,
4.000%, 08/15/2045 (Callable 08/15/2025)(PSF Guaranteed)	675,000	601,271
Ennis Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	1,145,000	1,169,644
Eula Independent School District,
4.125%, 02/15/2048 (Callable 02/15/2032)(PSF Guaranteed)	1,610,000	1,450,684
Forney Independent School District,
5.000%, 08/15/2034 (Callable 08/15/2025)(PSF Guaranteed)	525,000	532,889
Grand Parkway Transportation Corp.:
5.200%, 10/01/2031 (Callable 10/01/2028) (5)	405,000	432,896
5.000%, 10/01/2043 (Callable 04/01/2028)	3,930,000	3,999,472
5.800%, 10/01/2045 (Callable 10/01/2028) (5)	300,000	315,420
5.850%, 10/01/2048 (Callable 10/01/2028) (5)	700,000	735,095
Harlingen Consolidated Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	1,445,000	1,474,531
Harris County Health Facilities Development Corp.:
5.750%, 07/01/2027 (ETM)	7,515,000	7,766,488
6.250%, 07/01/2027 (ETM)	6,465,000	6,728,805
Harris County-Houston Sports Authority,
0.000%, 11/15/2030 (ETM)(Insured by NATL)	2,150,000	1,593,094
Hays Consolidated Independent School District,
4.000%, 02/15/2033 (Callable 02/15/2027)(PSF Guaranteed)	880,000	882,181
Honda Auto Receivables Owner Trust,
5.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	1,030,000	1,031,499
Houston Higher Education Finance Corp.,
5.000%, 02/15/2034 (Callable 02/15/2024)(PSF Guaranteed)	1,795,000	1,797,286
Katy Independent School District,
4.000%, 02/15/2053 (Callable 02/15/2032)(PSF Guaranteed)	5,250,000	4,682,574
Kemp Independent School District,
0.000%, 02/15/2027 (Pre-refunded to 02/15/2024)(PSF Guaranteed)	715,000	641,751
Kilgore Independent School District,
2.000%, 02/15/2052 (Mandatory Tender Date 08/15/2025)(PSF Guaranteed) (1)	890,000	852,988
Klein Independent School District,
4.000%, 08/01/2031 (Callable 08/01/2025)(PSF Guaranteed)	1,000,000	983,190
La Porte Independent School District:
5.000%, 02/15/2025 (PSF Guaranteed)	1,080,000	1,096,485
5.000%, 02/15/2037 (Callable 08/15/2033)(PSF Guaranteed)	2,000,000	2,152,927
5.000%, 02/15/2038 (Callable 08/15/2033)(PSF Guaranteed)	1,630,000	1,738,108
Leander Independent School District:
0.000%, 08/15/2034 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	175,000	103,623
0.000%, 08/15/2035 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	395,000	219,902
0.000%, 08/15/2036 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	750,000	393,023
0.000%, 08/15/2037 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	700,000	365,080
0.000%, 08/15/2039 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	570,000	251,243
0.000%, 08/15/2040 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,030,000	461,005
0.000%, 08/15/2040 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	35,000	15,652
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	8,965,000	3,530,387
0.000%, 08/15/2042 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,500,000	558,410
0.000%, 08/15/2043 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	700,000	246,709
0.000%, 08/16/2044 (Pre-refunded to 08/16/2026)(PSF Guaranteed)	14,095,000	6,074,752
0.000%, 08/15/2045 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	2,000,000	624,989
0.000%, 08/15/2046 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	250,000	73,410
0.000%, 08/15/2047 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	540,000	148,881
0.000%, 08/15/2048 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	920,000	238,529
Lower Colorado River Authority,
4.750%, 01/01/2028 (ETM)(Insured by AGM)	730,000	742,120
Maypearl Independent School District,
5.000%, 02/15/2041 (Callable 02/15/2033)(PSF Guaranteed)	1,000,000	1,042,355
McKinney Independent School District,
4.000%, 02/15/2034 (Callable 02/15/2026)(PSF Guaranteed)	1,325,000	1,314,583
Melissa Independent School District,
5.000%, 08/01/2036 (Callable 08/01/2026)(PSF Guaranteed)	1,020,000	1,036,167
Mesquite Independent School District:
5.000%, 08/15/2025 (PSF Guaranteed)	5,000	5,111
5.000%, 08/15/2025 (PSF Guaranteed)	1,500,000	1,533,372
Midland County Fresh Water Supply District No. 1:
0.000%, 09/15/2033 (Pre-refunded to 09/15/2027)	690,000	441,895
0.000%, 09/15/2034 (Pre-refunded to 09/15/2027)	620,000	376,347
0.000%, 09/15/2035 (Pre-refunded to 09/15/2027)	1,315,000	755,539
0.000%, 09/15/2036 (Pre-refunded to 09/15/2027)	545,000	296,593
0.000%, 09/15/2037 (Pre-refunded to 09/15/2027)	110,000	56,679
Millsap Independent School District,
4.000%, 02/15/2026 (Pre-refunded to 02/15/2024)(PSF Guaranteed)	15,000	14,988
Moulton Independent School District:
4.000%, 08/15/2035 (Callable 08/15/2027)(PSF Guaranteed)	545,000	531,632
4.000%, 08/15/2036 (Callable 08/15/2027)(PSF Guaranteed)	285,000	272,149
Navasota Independent School District,
5.000%, 02/15/2048 (Pre-refunded to 02/15/2025)(PSF Guaranteed)	6,785,000	6,887,356
New Caney Independent School District:
5.000%, 02/15/2039 (Callable 08/15/2027)(PSF Guaranteed)	500,000	510,171
1.250%, 02/15/2050 (Mandatory Tender Date 08/15/2024)(PSF Guaranteed) (1)	675,000	657,027
New Hope Cultural Education Facilities Finance Corp.:
5.000%, 04/01/2025 (ETM)	715,000	725,372
5.000%, 04/01/2030 (Pre-refunded to 04/01/2027)	1,150,000	1,199,276
5.000%, 04/01/2031 (Pre-refunded to 04/01/2027)	1,180,000	1,230,561
5.000%, 04/01/2042 (Pre-refunded to 04/01/2027)	7,755,000	8,087,291
North Texas Tollway Authority:
0.000%, 09/01/2037 (Pre-refunded to 09/01/2031)	7,580,000	3,527,640
0.000%, 09/01/2043 (Pre-refunded to 09/01/2031)	32,195,000	9,549,485
7.000%, 09/01/2043 (Pre-refunded to 09/01/2031) (5)	8,400,000	10,031,886
6.750%, 09/01/2045 (Pre-refunded to 09/01/2031) (5)	17,000,000	20,399,465
Northside Independent School District,
2.000%, 06/01/2052 (Mandatory Tender Date 06/01/2027)(PSF Guaranteed) (1)	2,340,000	2,154,829
Onalaska Independent School District,
4.000%, 08/15/2030 (Callable 08/15/2024)(PSF Guaranteed)	340,000	338,239
Pasadena Independent School District,
1.500%, 02/15/2044 (Mandatory Tender Date 08/15/2024)(PSF Guaranteed) (1)	1,710,000	1,668,059
Pecos Barstow Toyah Independent School District:
5.000%, 02/15/2041 (Callable 02/15/2026)(PSF Guaranteed)	2,000,000	2,013,321
5.000%, 02/15/2042 (Callable 02/15/2026)(PSF Guaranteed)	3,000,000	3,016,645
Plemons-Stinnett-Phillips Consolidated School District:
5.000%, 02/15/2027 (PSF Guaranteed)	730,000	758,413
5.000%, 02/15/2028 (Callable 02/15/2027)(PSF Guaranteed)	670,000	690,777
5.000%, 02/15/2029 (Callable 02/15/2027)(PSF Guaranteed)	810,000	834,347
Port Aransas Independent School District:
5.000%, 02/15/2041 (Callable 08/15/2027)(PSF Guaranteed)	575,000	584,184
5.000%, 02/15/2043 (Callable 08/15/2025)(PSF Guaranteed)	625,000	627,921
Rockwall Independent School District,
5.000%, 02/15/2038 (Callable 10/30/2023)(PSF Guaranteed)	745,000	745,342
Shiner Independent School District,
5.000%, 08/15/2040 (Callable 08/15/2032)(PSF Guaranteed)	175,000	182,861
Smithville Independent School District,
4.000%, 08/15/2033 (Callable 08/15/2028)(PSF Guaranteed)	110,000	109,169
Socorro Independent School District,
4.000%, 08/15/2033 (Callable 02/15/2027)(PSF Guaranteed)	900,000	885,481
Tarrant County Health Facilities Development Corp.,
6.000%, 09/01/2024 (ETM)	1,050,000	1,068,879
Tarrant County Hospital District,
5.250%, 08/15/2038 (Callable 08/15/2032)	1,200,000	1,284,083
Terrell Independent School District,
4.000%, 08/01/2037 (Callable 08/01/2026)(PSF Guaranteed)	510,000	490,933
Texas Department of Housing & Community Affairs:
3.400%, 03/01/2035 (Callable 09/01/2034)(Insured by FNMA)	4,595,708	4,074,591
2.150%, 09/01/2035 (Callable 03/01/2029)(Insured by GNMA)	545,000	467,095
3.900%, 07/01/2044 (Callable 07/01/2028)(Insured by GNMA)	3,000,000	2,585,281
3.625%, 09/01/2044 (Callable 09/01/2028)(Insured by GNMA)	1,570,000	1,320,606
4.000%, 03/01/2050 (Callable 09/01/2028)(Insured by GNMA)	775,000	752,535
5.500%, 09/01/2052 (Callable 03/01/2032)(Insured by GNMA)	2,945,000	3,025,924
Texas Municipal Gas Acquisition & Supply Corp. II,
4.130%, 09/15/2027 (3 Month LIBOR USD + 1.045%) (2)	3,540,000	3,475,156
Texas State Affordable Housing Corp.:
4.250%, 03/01/2049 (Callable 03/01/2029)(Insured by GNMA)	155,000	152,641
5.500%, 09/01/2053 (Callable 03/01/2033)(Insured by GNMA)	1,985,000	2,035,730
Texas Water Development Board:
4.000%, 10/15/2033 (Callable 10/15/2027)	600,000	594,340
4.000%, 10/15/2036 (Callable 10/15/2028)	3,940,000	3,824,631
United Independent School District,
5.000%, 08/15/2038 (Callable 08/15/2027)(PSF Guaranteed)	225,000	229,464
Veribest Independent School District,
5.000%, 08/15/2039 (Callable 08/15/2032)(PSF Guaranteed)	645,000	676,548
Webb Consolidated Independent School District:
4.000%, 02/15/2033 (Pre-refunded to 02/15/2025)(PSF Guaranteed)	175,000	175,102
4.000%, 02/15/2033 (Pre-refunded to 02/15/2025)(PSF Guaranteed)	75,000	75,044
Whitehouse Independent School District,
5.000%, 02/15/2037 (Callable 02/15/2027)(PSF Guaranteed)	1,200,000	1,234,812
Total Texas (Cost $310,851,747)		291,513,920	26.5%

Utah
Davis School District,
3.500%, 06/01/2034 (Callable 12/01/2024)(Insured by SCH BD GTY)	2,000,000	1,859,798
Utah Charter School Finance Authority:
5.000%, 04/15/2024 (Insured by UT CSCE)	235,000	235,834
5.000%, 04/15/2037 (Callable 04/15/2026)(Insured by UT CSCE)	500,000	501,121
Utah Housing Corp.:
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)	2,090,000	2,060,116
6.000%, 07/01/2053 (Callable 01/01/2032)(Insured by GNMA)	1,000,000	1,049,017
Utah Telecommunication Open Infrastructure Agency,
5.500%, 06/01/2040 (Callable 06/01/2032)	500,000	532,122
Total Utah (Cost $6,506,852)		6,238,008	0.6%

Vermont
Vermont Housing Finance Agency:
3.600%, 11/01/2036 (Callable 11/01/2025)	1,255,000	1,118,540
4.000%, 05/01/2048 (Callable 11/01/2026)(Insured by GNMA)	375,000	371,166
4.000%, 11/01/2048 (Callable 05/01/2027)	295,000	290,302
Vermont Municipal Bond Bank,
5.000%, 12/01/2034 (Callable 12/01/2026)	1,625,000	1,668,345
Total Vermont (Cost $3,659,415)		3,448,353	0.3%

Virginia
Chesapeake Redevelopment & Housing Authority,
5.000%, 05/01/2043 (Mandatory Tender Date 05/01/2026)(Insured by HUD) (1)	2,295,000	2,313,711
Danville Industrial Development Authority,
5.250%, 10/01/2028 (ETM)(Insured by AMBAC)	635,000	644,080
Federal Home Loan Mortgage Corp. (FHLMC),
2.550%, 06/15/2035	3,670,000	2,887,445
Hampton Roads Transportation Accountability Commission,
5.500%, 07/01/2057 (Pre-refunded to 01/01/2028)	15,000,000	16,199,679
Virginia Resources Authority,
0.000%, 11/01/2027 (ETM)	520,000	446,257
Virginia Small Business Financing Authority,
5.250%, 10/01/2029 (Callable 10/01/2024)	1,000,000	1,006,940
Total Virginia (Cost $24,270,012)		23,498,112	2.1%

Washington
Central Puget Sound Regional Transit Authority,
5.000%, 11/01/2032 (Pre-refunded to 11/01/2025)	2,725,000	2,790,012
Clark County School District No. 114:
4.000%, 12/01/2038 (Callable 06/01/2030)(Insured by SCH BD GTY)	1,000,000	936,057
5.250%, 12/01/2040 (Callable 06/01/2032)(Insured by SCH BD GTY)	9,400,000	10,059,850
County of King WA,
5.000%, 07/01/2034 (Pre-refunded to 01/01/2025)	705,000	715,500
King County Housing Authority:
3.250%, 05/01/2033 (Callable 05/01/2028)(County Guaranteed)	1,500,000	1,369,423
4.000%, 11/01/2034 (Callable 11/01/2029)(County Guaranteed)	1,520,000	1,431,067
4.000%, 11/01/2036 (Callable 11/01/2029)(County Guaranteed)	3,250,000	2,955,813
State of Washington:
5.000%, 06/01/2035 (Callable 06/01/2028)	1,000,000	1,051,288
5.000%, 08/01/2038 (Callable 08/01/2026)	1,225,000	1,250,296
4.000%, 07/01/2039 (Callable 07/01/2031)	940,000	879,462
Washington Health Care Facilities Authority:
5.000%, 09/01/2030	300,000	311,217
5.000%, 09/01/2031 (Callable 09/01/2030)	175,000	181,853
5.000%, 09/01/2032 (Callable 09/01/2030)	465,000	483,189
5.000%, 09/01/2033 (Callable 09/01/2030)	190,000	197,504
Washington State Housing Finance Commission:
6.750%, 07/01/2035 (Pre-refunded to 07/01/2025) (3)	1,850,000	1,928,350
2.650%, 12/01/2040 (Callable 06/01/2029)(Insured by GNMA)	1,800,000	1,290,872
4.000%, 06/01/2049 (Callable 06/01/2028)	345,000	337,805
4.000%, 06/01/2050 (Callable 06/01/2029)(Insured by GNMA)	1,345,000	1,310,358
7.000%, 07/01/2050 (Pre-refunded to 07/01/2025) (3)	1,845,000	1,929,862
Total Washington (Cost $32,920,684)		31,409,778	2.9%

Wisconsin
Baraboo School District,
3.000%, 04/01/2033 (Callable 04/01/2026)(Insured by BAM)	650,000	570,753
Big Foot Union High School District,
3.000%, 03/01/2032 (Pre-refunded to 03/01/2027)(Insured by BAM)	430,000	416,776
City of Milwaukee WI,
3.000%, 06/01/2033 (Callable 06/01/2026)	2,500,000	2,168,154
County of Kenosha WI,
3.500%, 09/01/2028 (Callable 09/01/2024)	820,000	806,079
D.C. Everest Area School District,
3.625%, 04/01/2038 (Pre-refunded to 04/01/2027)	3,900,000	3,895,310
Lodi School District,
3.750%, 03/01/2037 (Pre-refunded to 03/01/2025)	135,000	134,672
Public Finance Authority:
5.000%, 03/01/2025	535,000	542,938
5.750%, 11/15/2044 (Pre-refunded to 11/15/2024) (3)	1,100,000	1,115,691
Southeast Wisconsin Professional Baseball Park District:
5.500%, 12/15/2026 (Insured by NATL)	1,630,000	1,678,089
0.000%, 12/15/2027 (ETM)(Insured by NATL)	1,020,000	871,516
0.000%, 12/15/2028 (ETM)(Insured by NATL)	825,000	680,556
0.000%, 12/15/2029 (ETM)(Insured by NATL)	800,000	631,766
State of Wisconsin,
5.000%, 05/01/2032 (Pre-refunded to 05/01/2026)	1,000,000	1,030,683
Town of Ledgeview WI,
5.000%, 12/01/2030 (Callable 12/01/2029)	630,000	661,003
Village of Mount Pleasant WI:
5.000%, 04/01/2036 (Callable 04/01/2028)	275,000	284,327
4.000%, 04/01/2037 (Callable 04/01/2028)	2,400,000	2,243,506
5.000%, 04/01/2048 (Callable 04/01/2028)(Insured by BAM)	1,500,000	1,466,361
Waterford Union High School District,
3.000%, 03/01/2039 (Pre-refunded to 03/01/2029)	665,000	632,969
West De Pere School District,
2.500%, 04/01/2040 (Pre-refunded to 04/01/2030)	2,500,000	2,300,155
Wisconsin Center District:
4.000%, 12/15/2029 (Callable 06/15/2026)	1,480,000	1,488,319
5.000%, 12/15/2030 (Callable 06/15/2026)	775,000	796,235
0.000%, 12/15/2034 (Callable 12/15/2030)(Insured by AGM)	1,810,000	1,085,812
Wisconsin Health & Educational Facilities Authority:
5.000%, 02/15/2028 (Pre-refunded to 08/15/2025)	20,000	20,386
4.000%, 02/15/2033 (Pre-refunded to 08/15/2025)	100,000	100,147
5.000%, 11/15/2036 (Callable 05/15/2026)	205,000	207,813
4.000%, 02/15/2038 (Pre-refunded to 08/15/2025)	575,000	575,847
5.000%, 07/01/2042 (Callable 07/01/2027)	2,000,000	1,957,891
4.000%, 11/15/2046 (Pre-refunded to 05/15/2026)	1,470,000	1,470,343
Wisconsin Housing & Economic Development Authority:
4.625%, 11/01/2043 (Callable 05/01/2032)(Insured by HUD)	435,000	415,886
3.500%, 09/01/2046 (Callable 09/01/2025)(Insured by FNMA)	450,000	438,618
4.000%, 03/01/2048 (Callable 03/01/2027)(Insured by FNMA)	1,370,000	1,348,041
4.000%, 03/01/2048 (Callable 03/01/2027)	280,000	275,268
4.250%, 03/01/2049 (Callable 09/01/2028)(Insured by FNMA)	1,125,000	1,103,662
6.000%, 03/01/2054 (Callable 09/01/2032)(Insured by GNMA)	1,625,000	1,721,757
Total Wisconsin (Cost $37,238,124)		35,137,329	3.2%

Wyoming
Wyoming Community Development Authority:
4.000%, 12/01/2043 (Callable 06/01/2027)	145,000	143,972
4.000%, 12/01/2048 (Callable 06/01/2028)	1,535,000	1,503,179
Total Wyoming (Cost $1,738,454)		1,647,151	0.2%
Total Municipal Bonds (Cost $1,121,630,171)		1,064,407,864	96.9%
Total Long-Term Investments (Cost $1,142,130,324)		1,084,877,747	98.8%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Federated Hermes Institutional Tax-Free Cash Trust, Premier Shares, 4.16% (4)	134,990	134,990
Total Short-Term Investment (Cost $134,990)		134,990	0.0%
Total Investments (Cost $1,142,265,314)		1,085,012,737	98.8%
Other Assets in Excess of Liabilities		13,297,471	1.2%
TOTAL NET ASSETS		$1,098,310,208	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	US Department of Housing and Development
MT BRD	Montana Board of Investments
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SONYMA	State of New York Mortgage Agency
ST AID	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Credit Enhancement Program

ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate

(1)	Variable rate security. The rate reported is the rate in effect as of September 30, 2023.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2023.
(3)
Includes securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
At September 30, 2023, the value of these securities totaled $39,728,957, which represented 3.62% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2023.
(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Quality Intermediate Municipal Bond Fund
Summary of Fair Value Exposure at September 30, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$20,469,883	$–	$20,469,883
Municipal Bonds	–	1,064,407,864	–	1,064,407,864
Total Long-Term Investments	–	1,084,877,747	–	1,084,877,747
Short-Term Investment
Money Market Mutual Fund	134,990	–	–	134,990
Total Short-Term Investment	134,990	–	–	134,990
Total Investments	$134,990	$1,084,877,747	$–	$1,085,012,737

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.